Shareholder Fees {- Freedom Lifetime Income II Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 | Freedom Lifetime Income II Portfolio
Shareholder Fees:
(fees paid directly from your investment)